Financial Risk Management - Liquidity Risk (Details) R in Millions, $ in Millions	Jun. 30, 2025 R / $	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 ZAR_per_AUD	Jun. 30, 2025 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2025 southAfricanRandPerUSDollar	Jun. 30, 2024 R / $	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2023 R / $	May 30, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Closing rate	17.75			11.68	2.72	17.75	18.19		12.14	2.57	18.83
US$400 million facility - Sustainability Linked
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Final oustanding balance | $												$ 400
US$400 million facility - Sustainability Linked | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Final oustanding balance | $												$ 100
Liquidity risk | US$400 million facility - Sustainability Linked | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Final oustanding balance | $		$ 100
Liquidity risk | Due between 0 to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability			R 971					R 636
Liquidity risk | Due between five and ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability			229					414
Liquidity risk | Due between 10 to 15 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability			564					490
Liquidity risk | Due between 15 to 20 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability			375					461
Liquidity risk | Between three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			26
Liquidity risk | Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability			492					115
Lease liability, undiscounted cash flows			208					270
Trade and other payables (excluding non-financial liabilities)			4,166					3,129
Financial liabilities			10,427					5,285
Liquidity risk | Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities			3,296					973
Borrowings			97					75
Liquidity risk | Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities			2,073					649
Borrowings			95					74
Liquidity risk | Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities1			42					25
Lease liability, undiscounted cash flows			314					313
Financial liabilities			7,699					5,207
Liquidity risk | Due between one to two years (a)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities			2,504					766
Borrowings			1,950					149
Liquidity risk | Due between two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities			668
Borrowings			56					R 1,953
Liquidity risk | Borrowings Final Repayment of Capital, May 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings			R 1,888